Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

June 10, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Initial Registration Statement on Form S-3
Pruco Life Insurance Company (Registrant)

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is an initial Registration Statement on Form S-3.
The purpose of the S-3 filing is to register the Prudential FlexGuard® Index-Linked and Variable Annuity B Series and the Prudential FlexGuard® Advisor Index-Linked and Variable Annuity I Series. The filing contains two prospectuses, one for each Series. The two prospectuses describe essentially the same contract this is offered through different distribution channels.
The Annuity will offer contract owners the ability to allocate premium payments to index-linked crediting strategies as well as variable investment subaccounts. We are also filing an initial Registration Statement for this Annuity on Form N-4 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
The Annuity being registered in this initial Registration Statement is the same as what is currently effective under Prudential Annuities Life Assurance Corporation (File No. 333-252556) with the only substantive difference being the issuing company.
If you have any questions, please call me at (203) 925-3707.
Very truly yours,
/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel